GROSS SALES ROYALTY PAYABLE (Details Narrative) - USD ($)			3 Months Ended		12 Months Ended		24 Months Ended
	Jun. 01, 2017	Jun. 15, 2015	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	May 31, 2017
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Royalty expense			$ 225,320	$ 329,888	$ 706,214	$ 709,640
Payments for royalties			1,000,000		1,000,000	1,000,000
Revenues			$ 5,389,230	5,012,022	$ 21,858,864	20,583,851
Royalty percentage			0.60%		0.60%
Gross sales royalty payable			$ 1,000,000		$ 1,000,000	1,000,000
Aggregate purchase installment percentage			75.00%		75.00%
Purchaser amount			$ 750,000		$ 750,000
Aggregate installment amount			22,500,000		22,500,000
Interest expense			38,911	$ 96,509	545,268	601,064
Gross sales royalty payable			$ (1,000,000)		$ (1,000,000)	$ (1,000,000)
Maximum [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Royalty rate percentage			2.40%		2.40%
Minimum [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Royalty rate percentage			0.60%		0.60%
Royalty Purchase Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Royalty expense		$ 1,000,000
Payments for royalties							$ 20,833
Royalty percentage	2.40%	3.60%	2.40%		2.40%
Royalty Purchase Agreement [Member] | Maximum [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Prepaid royalties		$ 1,000,000
Payments for royalties	$ 20,833
Royalty Purchase Agreement One [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Revenues	$ 6,110,000
Revenues percentage	3.60%
Royalty Purchase Agreement Two [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Revenues	$ 17,200,000
Revenues percentage	1.30%
Royalty Purchase Agreement Three [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Revenues	$ 220,060
Royalty Purchase Agreement Three [Member] | Maximum [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Revenues	17,200,000
Royalty Purchase Agreement Three [Member] | Minimum [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Revenues	$ 6,110,000